September 11, 2015

BNY MELLON FUNDS TRUST

BNY Mellon Bond Fund

BNY Mellon Intermediate Bond Fund

BNY Mellon Corporate Bond Fund

BNY Mellon Short-Term U.S. Government Securities Fund

BNY Mellon National Short-Term Municipal Bond Fund

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

Supplement to Prospectus

dated December 31, 2014

Effective September 15, 2015, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Bond Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

John F. Flahive and Timothy J. Sanville are the fund's primary portfolio managers, positions they have held since August 2005 and September 2015, respectively.  Messrs. Flahive and Sanville are senior vice president and first vice president, respectively, of The Bank of New York Mellon.  Messrs. Flahive and Sanville also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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Effective September 15, 2015, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Intermediate Bond Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

John F. Flahive and Timothy J. Sanville are the fund's primary portfolio managers, positions they have held since March 2006 and September 2015, respectively.  Messrs. Flahive and Sanville are senior vice president and first vice president, respectively, of The Bank of New York Mellon.  Messrs. Flahive and Sanville also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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Effective September 15, 2015, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Corporate Bond Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

MFTS0915

John F. Flahive and Timothy J. Sanville are the fund's primary portfolio managers, positions they have held since March 2012 and September 2015, respectively.  Messrs. Flahive and Sanville are senior vice president and first vice president, respectively, of The Bank of New York Mellon.  Messrs. Flahive and Sanville also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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Effective September 15, 2015, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Short-Term U.S. Government Securities Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Lawrence R. Dunn and Timothy J. Sanville are the fund's primary portfolio managers.  Mr. Dunn has held that position since the fund's inception in October 2000.  Mr. Sanville has held that position since September 2015.  Messrs. Dunn and Sanville are vice president and first vice president, respectively, of The Bank of New York Mellon.  Messrs. Dunn and Sanville also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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Effective September 15, 2015, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon National Short-Term Municipal Bond Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

John F. Flahive and J. Christopher Nicholl are the fund's primary portfolio managers, positions they have held since September 2015.  Messrs. Flahive and Nicholl are senior vice president and first vice president, respectively, of The Bank of New York Mellon.  Messrs. Flahive and Nicholl also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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Effective September 15, 2015, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Pennsylvania Intermediate Municipal Bond Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Mary Collette O'Brien and Gregory J. Conant are the fund's primary portfolio managers.  Ms. O'Brien has held that position since the fund's inception in October 2000.  Mr. Conant has held that position since September 2015.  Ms. O'Brien and Mr. Conant are managing director and vice president, respectively, of The Bank of New York Mellon.  Ms. O'Brien and Mr. Conant also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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Effective September 15, 2015, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Massachusetts Intermediate Municipal Bond Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Mary Collette O'Brien and Stephen J. O'Brien are the fund's primary portfolio managers, positions they have held since March 2006 and September 2015, respectively.  Ms. O'Brien and Mr. O'Brien are managing director and senior associate, respectively, of The Bank of New York Mellon.  Ms. O'Brien and Mr. O'Brien also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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Effective September 15, 2015, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon New York Intermediate Tax-Exempt Bond Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

John F. Flahive and Gregory J. Conant are the fund's primary portfolio managers, positions they have held since September 2008 and September 2015, respectively.  Messrs. Flahive and Conant are senior vice president and vice president, respectively, of The Bank of New York Mellon.  Messrs. Flahive and Conant also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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Effective September 15, 2015, the following information supplements and supersedes any contrary information contained in the sections of the Fund's prospectus entitled "Fund Details – Management – Portfolio Managers" and "Fund Details – Management – Biographical Information":

BNY Mellon Bond Fund's primary portfolio managers are John F. Flahive and Timothy J. Sanville.

BNY Mellon Intermediate Bond Fund's primary portfolio managers are John F. Flahive and Timothy J. Sanville.

BNY Mellon Corporate Bond Fund's primary portfolio managers are John F. Flahive and Timothy J. Sanville.

BNY Mellon Short-Term U.S. Government Securities Fund's primary portfolio managers are Lawrence R. Dunn and Timothy J. Sanville.

BNY Mellon National Short-Term Municipal Bond Fund's primary portfolio managers are John F. Flahive and J. Christopher Nicholl.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund's primary portfolio managers are Mary Collette O'Brien and Gregory J. Conant.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund's primary portfolio managers are Mary Collette O'Brien and Stephen J. O'Brien.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund's primary portfolio managers are John F. Flahive and Gregory J. Conant.

Gregory J. Conant, CFA, has been a primary portfolio manager of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund since September 2015.  Mr. Conant has been employed by Dreyfus since September 2015.  He is a vice president of The Bank of New York Mellon, which he joined in June 1998.

John F. Flahive, CFA, has been a primary portfolio manager of BNY Mellon National Intermediate Municipal Bond Fund since its inception in October 2000, of BNY Mellon Bond Fund since August 2005, of BNY Mellon Municipal Opportunities Fund since its inception in October 2008 and of BNY Mellon Corporate Bond Fund since its inception in March 2012. He also has been a primary portfolio manager of BNY Mellon Asset Allocation Fund and BNY Mellon Intermediate Bond Fund since March 2006, of BNY Mellon New York Intermediate Tax-Exempt Bond Fund since September 2008 and of BNY Mellon National Short-Term Municipal Bond Fund since September 2015.  Mr. Flahive has been employed by Dreyfus since November 1994. He is a senior vice president of The Bank of New York Mellon, which he joined in October 1994.

J. Christopher Nicholl has been a primary portfolio manager of BNY Mellon National Short-Term Municipal Bond Fund since September 2015.  Mr. Nicholl has been employed by Dreyfus since November 1998.  He is a first vice president of The Bank of New York Mellon, which he joined in November 1998.

Stephen J. O'Brien has been a primary portfolio manager of BNY Mellon Massachusetts Intermediate Municipal Bond Fund since September 2015.  Mr. O'Brien has been employed by Dreyfus since September 2015.  He is a senior associate of The Bank of New York Mellon, which he joined in June 2006.

Timothy J. Sanville, CFA, has been a primary portfolio manager of BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Corporate Bond Fund and BNY Mellon Short-Term U.S. Government Securities Fund since September 2015.  Mr. Sanville has been employed by Dreyfus since July 2000. He is a first vice president of The Bank of New York Mellon, which he joined in 1992.

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